SHARE BASED PAYMENTS - Restricted Stock Units (Details)	6 Months Ended		12 Months Ended
	Aug. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 $ / shares	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 $ / shares	Dec. 31, 2015 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $				$ 1,868,000		$ 2,748,000		$ 4,100,000
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | $				$ 2,100,000		$ 2,500,000		$ 4,100,000
Outstanding RSUs at beginning of period				23,782,201		12,434,338		2,964,177
Issued or Issuable	16,992,192	13,332,262		15,757,216		18,267,192		13,322,262
Converted to ordinary shares				(3,897,911)		(5,501,538)		(3,805,789)
Forfeited				(1,838,145)		(1,417,791)		(46,312)
Outstanding RSUs at end of period				33,803,361		23,782,201		12,434,338
Weighted average fair value at measurement date, RSUs, beginning of period | $				$ 0.34		$ 0.55		$ 0.93
Weighted average fair value at measurement date, RSUs, issued or issuable | $ / shares			$ 0.09		$ 0.18		$ 0.53
Weighted average fair value at measurement date, RSUs, converted | $				0.43		0.54		0.63
Weighted average fair value at measurement date, RSUs, forfeited | $				0.15		0.59		0.93
Weighted average fair value at measurement date, RSUs, end of period | $				$ 0.22		$ 0.34		$ 0.55
ASX | RSUs issued from option conversion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable						1,275,000
Employees | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable				15,757,216		16,992,192		13,322,262
Managing Director | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable				3,724,191		5,113,281		3,090,000